Diamond Hill Global Fund
Global Fund
Investment Objective
The investment objective of the Diamond Hill Global Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 8 of the fund’s prospectus and the Shares of the Fund section on page 15 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Global Fund	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Global Fund		Class A	Class I	Class Y
Management fees		0.70%	0.70%	0.70%
Distribution (12b-1) fees		0.25%	none	none
Administration fees		0.23%	0.18%	0.08%
Other expenses	[1]	0.05%	0.05%	0.05%
Total other expenses	[1]	0.28%	0.23%	0.13%
Total annual fund operating expenses		1.23%	0.93%	0.83%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Diamond Hill Global Fund - USD ($)	1 Year	3 Years
Class A	619	871
Class I	95	296
Class Y	85	265

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. and foreign equity securities of any size, or from any country, including emerging market countries, that Diamond Hill Capital Management, Inc. (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Under normal market conditions, the fund will invest between 40% and 70% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., or (ii) whose primary trading markets are outside the U.S., or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. However, if market conditions are not deemed favorable by the Adviser, the fund may limit its investments outside the U.S. to 30% of its net assets. Emerging market countries include those generally recognized to be an emerging market country by the international financial community, including the World Bank; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc.

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Foreign and Emerging Markets Risk The fund may invest in securities listed on a foreign market and U.S. exchange listed securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Performance
No performance information is presented for the fund at this time, as the fund has not yet commenced operations and does not have a full calendar year of performance. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund’s investment returns with a broad measure of market performance. The fund intends to compare its performance to the Morningstar Global Markets Index. The Morningstar Global Markets Index is an unmanaged, float market capitalization weighted index of more than 7,000 securities that is designed to cover 97% of the equity market capitalization of developed and emerging markets. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

In the future, the quoted performance for the fund will reflect the past performance of the Diamond Hill Global Fund, L.P. (the “Global Partnership”), a private fund managed with full investment authority by the Adviser prior to the establishment of the fund. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Global Partnership are expected to be converted, based on their value on or about January 2, 2018, into assets of the fund prior to commencement of operations of the fund. The performance of the Global Partnership will be restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Global Partnership is not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore is not subject to certain investment restrictions imposed by the 1940 Act. If the Global Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Global Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.